Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	307 Months Ended
		Apr. 09, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Calamos Growth & Income Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			21.08%	11.84%	10.06%	8.33%
Performance Inception Date		May 19, 1999
S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.02%	14.53%	13.10%	7.93%
ICE BofA All US Convertibles EX Mandatory Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]		10.73%	9.91%	9.57%	7.98%

[1]	All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses. The S&P 500 Index is generally considered representative of the U.S. stock market.
[2]	The ICE BofA All U.S. Convertibles EX Mandatory Index represents the U.S. convertible market excluding mandatory convertibles. The ICE BofA All U.S. Convertibles EX Mandatory Index is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.